RIGHT-OF-USE ASSETS - Rent concessions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Rent concessions
Covid-19-related rent concessions	$ 0	$ 0	$ 1,006,000
Right-of-use assets
Rent concessions
Gross impairment loss	776,000	3,523,000	7,617,000
Reversal of impairment loss	$ 3,131,000	$ 7,439,000	$ 7,511,000
Minimum
Rent concessions
Rent concession (in percentage)			10.00%
Rent concession (in months)			6 months
Maximum
Rent concessions
Rent concession (in percentage)			100.00%
Rent concession (in months)		6 months